UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 28.4%
	COMMUNICATIONS – 6.6%
$200,000	Clear Channel Communications, Inc. 10.750%, 8/1/20161, 2	$205,000
100,000	Verizon Communications, Inc. 5.150%, 9/15/20232	109,533
		314,533
	FINANCIALS – 14.5%
100,000	Ally Financial, Inc. 8.000%, 11/1/2031	126,000
100,000	American Capital Ltd. 6.500%, 9/15/20181, 3	106,500
300,000	MBIA Insurance Corp. 11.499%, 1/15/20331, 2, 3, 4	257,250
200,000	SquareTwo Financial Corp. 11.625%, 4/1/20171, 2	203,000
		692,750
	MATERIALS – 7.3%
150,000	Barrick International Barbados Corp. (Barbados) 6.350%, 10/15/20362, 3, 5	145,845
200,000	Kinross Gold Corp. (Canada) 5.950%, 3/15/20241, 3, 5	200,566
		346,411
	TOTAL CORPORATE BONDS (Cost $1,337,587)	1,353,694

	MUNICIPAL BONDS – 77.9%
	AIRPORT – 2.0%
100,000	New Jersey Economic Development Authority 5.250%, 9/15/20291, 2	98,435

	BUILD AMERICA BONDS – 2.0%
150,000	Puerto Rico Electric Power Authority 6.125%, 7/1/20401	93,750

	DEVELOPMENT – 8.9%
100,000	Allegheny County Industrial Development Authority 6.750%, 11/1/20241, 2	105,747
100,000	New Jersey Economic Development Authority 5.625%, 11/15/20301	99,991
200,000	New York Liberty Development Corp. 5.250%, 10/1/2035	218,814
		424,552

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL – 25.4%
$200,000	Iowa Finance Authority 5.500%, 12/1/20221	$198,750
100,000	New York City Industrial Development Agency 5.000%, 1/1/20311, 2	96,572
150,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/20311, 2	96,527
	Puerto Rico Sales Tax Financing Corp.
250,000	5.500%, 8/1/20281, 2	211,267
100,000	5.000%, 8/1/20401, 2	81,719
200,000	Salt Verde Financial Corp. 5.000%, 12/1/2032	211,512
100,000	Tennessee Energy Acquisition Corp. 5.250%, 9/1/20262	109,817
200,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/20321	203,540
		1,209,704
	GENERAL OBLIGATION – 3.0%
200,000	Commonwealth of Puerto Rico 5.000%, 7/1/20411, 2	143,122

	MEDICAL – 8.3%
200,000	Maryland Health & Higher Educational Facilities Authority 5.000%, 8/15/20381	204,222
	Philadelphia Hospitals & Higher Education Facilities Authority
100,000	6.250%, 7/1/20231, 2	100,942
100,000	5.500%, 7/1/20261, 2	93,367
		398,531
	POWER – 2.3%
150,000	Puerto Rico Electric Power Authority 5.250%, 7/1/20251, 2	108,669

	TOBACCO SETTLEMENT – 21.7%
	Buckeye Tobacco Settlement Financing Authority
100,000	5.875%, 6/1/20301, 2	83,153
200,000	6.000%, 6/1/20421	164,176
1,400,000	California County Tobacco Securitization Agency 0.000%, 6/1/20461, 2	98,812
	Golden State Tobacco Securitization Corp.
250,000	4.500%, 6/1/20271, 2	217,505
250,000	5.125%, 6/1/20471, 2	186,520
	Tobacco Settlement Financing
200,000	5.000%, 6/1/20291	169,520

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TOBACCO SETTLEMENT (Continued)
	Tobacco Settlement Financing (Continued)
$150,000	5.000%, 6/1/20411	$114,295
		1,033,981
	WATER – 4.3%
125,000	County of Jefferson AL Sewer Revenue 6.000%, 10/1/20421, 2	125,475
100,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority 5.000%, 7/1/20172	79,681
		205,156
	TOTAL MUNICIPAL BONDS (Cost $3,664,156)	3,715,900

Number of Shares

	SHORT-TERM INVESTMENTS – 60.4%
2,878,362	Federated Prime Obligations Fund, 0.02%6	2,878,362

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,878,362)	2,878,362

	TOTAL INVESTMENTS – 166.7% (Cost $7,880,105)	7,947,956
	Liabilities in Excess of other assets – (66.7)%	(3,180,547)

	TOTAL NET ASSETS – 100.0%	$4,767,409

Principal Amount

	SECURITIES SOLD SHORT – (25.9)%
	CORPORATE BONDS – (6.2)%
	COMMUNICATIONS – (2.1)%
$(100,000)	AT&T, Inc. 3.000%, 2/15/2022	(96,489)

	FINANCIALS – (2.1)%
(100,000)	Citigroup, Inc. 3.875%, 10/25/2023	(100,078)

	CONSUMER STAPLES – (2.0)%
(100,000)	Clorox Co. 3.050%, 9/15/20221	(96,386)

	TOTAL CORPORATE BONDS (Proceeds $292,214)	(292,953)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (19.7)%
	United States Treasury Note
$(500,000)	0.625%, 11/15/2016	$(500,586)
(300,000)	0.625%, 4/30/2018	(292,805)
(150,000)	1.750%, 10/31/2020	(147,141)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $932,938)	(940,532)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,225,152)	$(1,233,485)

1	Callable.
2	All or a portion of this security is segregated as collateral for securities sold short.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Variable, floating, or step rate security.
5	Foreign security denominated in U.S. Dollars.
6	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation and income.  The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities).  Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities.  They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses.  Municipal bonds may be general obligation bonds or revenue bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources.  They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.  Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities.  Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(d) Money Market Investments
The Fund invests a significant amount (60.4% as of February 28, 2014) in the Federated Prime Obligations Fund (“POIXX”).  POIXX invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.  The Federated Investment Management Company, the fund’s adviser, actively manages the fund’s portfolio, seeking to limit the credit risk taken by the fund and to select investments with enhanced yields.  POIXX may invest more than 25% of its total assets in the financial services sector.

Note 3 – Federal Income Taxes
At February 28, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$7,880,105

Gross unrealized appreciation	$77,230
Gross unrealized depreciation	(9,379)

Net unrealized appreciation on investments	$67,851

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds**	$-	$1,353,694	$-	$1,353,694
Municipal Bonds**	-	3,715,900	-	3,715,900
Short-Term Investments	2,878,362	-	-	2,878,362
Total Assets	$2,878,362	$5,069,594	$-	$7,947,956

Liabilities
Securities Sold Short
Corporate Bonds**	$-	$292,953	$-	$292,953
U.S. Treasury Securities	-	940,532	-	940,532
Total Liabilities	$-	$1,233,485	$-	$1,233,485

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate and municipal bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	4/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	4/24/2014

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/24/2014

* Print the name and title of each signing officer under his or her signature.